UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.  Reports to Stockholders.

(a)	The Registrant’s Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

GQI

Principal Listing Exchange: NYSEArca

Natixis Gateway Quality Income ETF

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Natixis Gateway Quality Income ETF for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Natixis Gateway Quality Income ETF	$18	0.34%

Key Fund Statistics

Total Net Assets	$102,697,380
# of Portfolio Holdings (including overnight repurchase agreements)	110
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	29.0%
Specialty Retail	3.9%
Broadline Retail	3.9%
Oil, Gas & Consumable Fuels	5.0%
Consumer Staples Distribution & Retail	6.9%
Health Care Providers & Services	6.9%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	7.7%
Equity Linked Notes	9.2%
Software	9.9%
Semiconductors & Semiconductor Equipment	10.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Apple, Inc.	7.4%
NVIDIA Corp.	6.9%
Microsoft Corp.	6.0%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.2%
Costco Wholesale Corp.	2.1%
Home Depot, Inc.	2.1%
BNP Paribas Issuance BV (France)	2.0%
Royal Bank of Canada (Canada)	2.0%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

TGQI88-0624

LSST

Principal Listing Exchange: NYSEArca

Natixis Loomis Sayles Short Duration Income ETF

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Natixis Loomis Sayles Short Duration Income ETF for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Natixis Loomis Sayles Short Duration Income ETF	$18	0.35%

Key Fund Statistics

Total Net Assets	$16,701,980
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	264
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	29.9%
ABS Credit Card	3.2%
ABS Other	4.1%
Finance Companies	4.2%
Banking	4.4%
Life Insurance	4.5%
Electric	5.7%
ABS Car Loan	16.0%
Treasuries	28.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.8
US Treasury	27.8
Not rated	9.7
B	0.8
BB	2.1
BBB	27.0
A	15.1
AA	3.2
AAA	13.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

LSST

Natixis Loomis Sayles Short Duration Income ETF

Semi-annual Shareholder Report

June 30, 2024

TLSSDI88-0624

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
June 30, 2024

Natixis Gateway Quality Income ETF
Natixis Loomis Sayles Focused Growth ETF
Natixis Loomis Sayles Short Duration Income ETF
Natixis Vaughan Nelson Mid Cap ETF
Natixis Vaughan Nelson Select ETF

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Gateway Quality Income ETF

Shares	Description	Value (†)
Common Stocks — 90.2% of Net Assets
	Aerospace & Defense — 0.1%
250	Lockheed Martin Corp.	$116,775
	Air Freight & Logistics — 0.8%
2,340	C.H. Robinson Worldwide, Inc.	206,201
2,917	Expeditors International of Washington, Inc.	364,012
1,548	United Parcel Service, Inc., Class B	211,844
		782,057
	Automobiles — 1.0%
5,406	Tesla, Inc.(a)	1,069,739
	Beverages — 0.1%
1,689	Monster Beverage Corp.(a)	84,366
	Biotechnology — 1.0%
3,742	Incyte Corp.(a)	226,840
200	Regeneron Pharmaceuticals, Inc.(a)	210,206
1,350	Vertex Pharmaceuticals, Inc.(a)	632,772
		1,069,818
	Broadline Retail — 3.9%
20,834	Amazon.com, Inc.(a)	4,026,171
	Building Products — 0.7%
2,468	A.O. Smith Corp.	201,833
2,478	Builders FirstSource, Inc.(a)	342,980
3,214	Masco Corp.	214,277
		759,090
	Capital Markets — 0.2%
762	MarketAxess Holdings, Inc.	152,804
	Chemicals — 0.3%
1,161	CF Industries Holdings, Inc.	86,053
2,624	LyondellBasell Industries NV, Class A	251,012
		337,065
	Commercial Services & Supplies — 1.0%
998	Cintas Corp.	698,860
5,638	Rollins, Inc.	275,078
		973,938
	Communications Equipment — 0.2%
638	Arista Networks, Inc.(a)	223,606
	Consumer Staples Distribution & Retail — 6.9%
2,546	Costco Wholesale Corp.	2,164,074
13,298	Kroger Co.	663,969
9,997	Sysco Corp.	713,686
9,276	Target Corp.	1,373,219
14,399	Walgreens Boots Alliance, Inc.	174,156
29,115	Walmart, Inc.	1,971,377
		7,060,481
	Distributors — 0.2%
777	Pool Corp.	238,795
	Electrical Equipment — 0.2%
1,125	GE Vernova, Inc.(a)	192,949
	Electronic Equipment, Instruments & Components — 0.8%
2,546	CDW Corp.	569,897
2,556	Jabil, Inc.	278,067
		847,964
	Entertainment — 0.2%
218	Netflix, Inc.(a)	147,124
Shares	Description	Value (†)
	Financial Services — 2.8%
4,629	Mastercard, Inc., Class A	$2,042,130
3,258	Visa, Inc., Class A	855,127
		2,897,257
	Food Products — 1.7%
10,713	Archer-Daniels-Midland Co.	647,601
2,914	Bunge Global SA	311,128
3,013	Hershey Co.	553,880
4,669	Tyson Foods, Inc., Class A	266,786
		1,779,395
	Ground Transportation — 0.9%
1,643	J.B. Hunt Transport Services, Inc.	262,880
3,595	Old Dominion Freight Line, Inc.	634,877
		897,757
	Health Care Equipment & Supplies — 1.1%
1,427	Align Technology, Inc.(a)	344,521
1,670	IDEXX Laboratories, Inc.(a)	813,624
		1,158,145
	Health Care Providers & Services — 6.9%
4,889	Cardinal Health, Inc.	480,686
3,323	Cencora, Inc.	748,672
10,734	Centene Corp.(a)	711,664
14,824	CVS Health Corp.	875,505
1,375	Elevance Health, Inc.	745,058
2,456	Humana, Inc.	917,684
2,641	McKesson Corp.	1,542,450
1,165	Molina Healthcare, Inc.(a)	346,355
1,363	UnitedHealth Group, Inc.	694,121
		7,062,195
	Hotels, Restaurants & Leisure — 2.0%
422	Booking Holdings, Inc.	1,671,753
703	Domino's Pizza, Inc.	362,980
		2,034,733
	Household Durables — 0.5%
62	NVR, Inc.(a)	470,491
	Household Products — 2.2%
2,492	Clorox Co.	340,083
9,589	Colgate-Palmolive Co.	930,516
6,763	Kimberly-Clark Corp.	934,647
		2,205,246
	Interactive Media & Services — 7.7%
25,556	Alphabet, Inc., Class A	4,655,025
6,476	Meta Platforms, Inc., Class A	3,265,329
		7,920,354
	IT Services — 2.2%
5,717	Accenture PLC, Class A	1,734,595
2,648	Cognizant Technology Solutions Corp., Class A	180,064
1,160	EPAM Systems, Inc.(a)	218,207
812	VeriSign, Inc.(a)	144,374
		2,277,240
	Life Sciences Tools & Services — 1.0%
429	Mettler-Toledo International, Inc.(a)	599,566
1,386	West Pharmaceutical Services, Inc.	456,535
		1,056,101
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Gateway Quality Income ETF (continued)
Shares	Description	Value (†)
	Machinery — 1.4%
507	Cummins, Inc.	$140,404
5,464	Illinois Tool Works, Inc.	1,294,749
		1,435,153
	Metals & Mining — 0.9%
3,445	Nucor Corp.	544,586
3,055	Steel Dynamics, Inc.	395,622
		940,208
	Oil, Gas & Consumable Fuels — 5.0%
7,253	APA Corp.	213,528
9,421	Devon Energy Corp.	446,556
11,107	EOG Resources, Inc.	1,398,038
7,394	Marathon Petroleum Corp.	1,282,711
4,865	Phillips 66	686,792
6,840	Valero Energy Corp.	1,072,239
		5,099,864
	Passenger Airlines — 0.3%
11,984	Southwest Airlines Co.	342,862
	Pharmaceuticals — 1.2%
355	Eli Lilly & Co.	321,410
5,025	Johnson & Johnson	734,454
984	Merck & Co., Inc.	121,819
527	Zoetis, Inc.	91,361
		1,269,044
	Professional Services — 0.6%
524	Paycom Software, Inc.	74,953
2,089	Robert Half, Inc.	133,654
1,369	Verisk Analytics, Inc.	369,014
		577,621
	Semiconductors & Semiconductor Equipment — 10.2%
5,761	Applied Materials, Inc.	1,359,538
719	Enphase Energy, Inc.(a)	71,692
722	Lam Research Corp.	768,822
761	Monolithic Power Systems, Inc.	625,298
57,122	NVIDIA Corp.	7,056,852
1,773	QUALCOMM, Inc.	353,146
1,254	Teradyne, Inc.	185,956
		10,421,304
	Software — 9.9%
2,400	Adobe, Inc.(a)	1,333,296
4,510	Cadence Design Systems, Inc.(a)	1,387,952
13,729	Microsoft Corp.	6,136,177
1,775	Palo Alto Networks, Inc.(a)	601,743
808	ServiceNow, Inc.(a)	635,629
154	Synopsys, Inc.(a)	91,639
		10,186,436
	Specialty Retail — 3.9%
3,849	Best Buy Co., Inc.	324,432
6,125	Home Depot, Inc.	2,108,470
11,024	TJX Cos., Inc.	1,213,743
974	Ulta Beauty, Inc.(a)	375,837
		4,022,482
	Technology Hardware, Storage & Peripherals — 7.4%
36,220	Apple, Inc.	7,628,656
	Textiles, Apparel & Luxury Goods — 1.3%
84	Deckers Outdoor Corp.(a)	81,308
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — continued
2,306	Lululemon Athletica, Inc.(a)	$688,802
7,192	NIKE, Inc., Class B	542,061
		1,312,171
	Trading Companies & Distributors — 1.5%
11,492	Fastenal Co.	722,157
890	W.W. Grainger, Inc.	802,994
		1,525,151
	Total Common Stocks (Identified Cost $86,085,443)	92,602,608

Principal Amount
Equity-Linked Notes — 9.2%
$2,164,864	BNP Paribas Issuance BV, (S&P 500 Index), 58.270%, 7/08/2024(b)	1,984,480
2,144,753	BNP Paribas Issuance BV, (S&P 500 Index), 66.900%, 7/19/2024(b)	2,061,817
1,975,331	Royal Bank of Canada, (S&P 500 Index), 69.110%, 7/26/2024(b)	1,993,423
2,050,988	Royal Bank of Canada, (S&P 500 Index), 68.230%, 8/02/2024(b)	2,056,335
1,497,449	UBS AG, (S&P 500 Index), 70.100%, 7/12/2024(b)	1,359,968
	Total Equity-Linked Notes (Identified Cost $9,833,385)	9,456,023

Short-Term Investments — 0.3%
289,674	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $289,759 on 7/01/2024 collateralized by $236,600 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $295,706 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $289,674)	289,674
	Total Investments — 99.7% (Identified Cost $96,208,502)	102,348,305
	Other assets less liabilities — 0.3%	349,075
	Net Assets — 100.0%	$102,697,380

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of
Rule 144A holdings amounted to $9,456,023 or 9.2% of net assets.

See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Gateway Quality Income ETF (continued)
Industry Summary at June 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	10.2%
Software	9.9
Interactive Media & Services	7.7
Technology Hardware, Storage & Peripherals	7.4
Health Care Providers & Services	6.9
Consumer Staples Distribution & Retail	6.9
Oil, Gas & Consumable Fuels	5.0
Broadline Retail	3.9
Specialty Retail	3.9
Financial Services	2.8
IT Services	2.2
Household Products	2.2
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	19.2
Equity-Linked Notes	9.2
Short-Term Investments	0.3
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Loomis Sayles Focused Growth ETF

Shares	Description	Value (†)
Common Stocks — 99.0% of Net Assets
	Aerospace & Defense — 3.5%
33,646	Boeing Co.(a)	$6,123,909
	Automobiles — 4.9%
43,818	Tesla, Inc.(a)	8,670,706
	Beverages — 2.9%
101,237	Monster Beverage Corp.(a)	5,056,788
	Biotechnology — 7.6%
3,160	GRAIL, Inc.(a)	48,564
4,723	Regeneron Pharmaceuticals, Inc.(a)	4,964,015
17,861	Vertex Pharmaceuticals, Inc.(a)	8,371,808
		13,384,387
	Broadline Retail — 8.3%
75,733	Amazon.com, Inc.(a)	14,635,402
	Capital Markets — 2.3%
9,736	FactSet Research Systems, Inc.	3,974,917
	Entertainment — 7.1%
12,828	Netflix, Inc.(a)	8,657,360
38,182	Walt Disney Co.	3,791,091
		12,448,451
	Financial Services — 3.7%
24,952	Visa, Inc., Class A	6,549,151
	Health Care Equipment & Supplies — 2.9%
11,276	Intuitive Surgical, Inc.(a)	5,016,129
	Hotels, Restaurants & Leisure — 1.6%
35,972	Starbucks Corp.	2,800,420
	Interactive Media & Services — 17.3%
82,905	Alphabet, Inc., Class A	15,101,146
30,303	Meta Platforms, Inc., Class A	15,279,378
		30,380,524
	Life Sciences Tools & Services — 1.1%
18,958	Illumina, Inc.(a)	1,978,836
	Semiconductors & Semiconductor Equipment — 13.8%
195,762	NVIDIA Corp.	24,184,438
	Software — 22.0%
28,663	Autodesk, Inc.(a)	7,092,659
29,246	Microsoft Corp.	13,071,500
55,473	Oracle Corp.	7,832,788
26,474	Salesforce, Inc.	6,806,465
16,790	Workday, Inc., Class A(a)	3,753,572
		38,556,984
	Total Common Stocks (Identified Cost $160,001,344)	173,761,042

Principal Amount	Description	Value (†)
Short-Term Investments — 0.3%
$537,743	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $537,900 on 7/01/2024 collateralized by $439,100 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $548,646 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $537,743)	$537,743
	Total Investments — 99.3% (Identified Cost $160,539,087)	174,298,785
	Other assets less liabilities — 0.7%	1,233,108
	Net Assets — 100.0%	$175,531,893

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
Industry Summary at June 30, 2024 (Unaudited)
Software	22.0%
Interactive Media & Services	17.3
Semiconductors & Semiconductor Equipment	13.8
Broadline Retail	8.3
Biotechnology	7.6
Entertainment	7.1
Automobiles	4.9
Financial Services	3.7
Aerospace & Defense	3.5
Beverages	2.9
Health Care Equipment & Supplies	2.9
Capital Markets	2.3
Other Investments, less than 2% each	2.7
Short-Term Investments	0.3
Total Investments	99.3
Other assets less liabilities	0.7
Net Assets	100.0%
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes — 99.7% of Net Assets
	ABS Car Loan — 16.0%
$60,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	$60,503
30,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	30,244
55,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	51,634
105,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	105,411
45,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	45,063
85,000	AmeriCredit Automobile Receivables Trust , Series 2022-1, Class B, 2.770%, 4/19/2027	82,295
18,779	Avid Automobile Receivables Trust , Series 2023-1, Class A, 6.630%, 7/15/2026(a)	18,790
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	99,854
85,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.840%, 6/15/2028	85,462
13,108	Canada Pacer Auto Receivables Trust, Series 2021-1A, Class A3, 0.500%, 10/20/2025(a)	12,974
60,000	Capital One Prime Auto Receivables Trust, Series 2023-2, Class A3, 5.820%, 6/15/2028	60,647
105,000	Capital One Prime Auto Receivables Trust , Series 2023-1, Class A3, 4.870%, 2/15/2028	104,372
45,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	45,104
25,000	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	25,039
42,958	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	42,150
50,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028(a)	50,206
60,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	59,687
9,745	Enterprise Fleet Financing LLC, Series 2021-2, Class A2, 0.480%, 5/20/2027(a)	9,636
61,746	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	61,727
25,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.320%, 3/15/2027	25,076
90,000	First Investors Auto Owner Trust , Series 2022-1A, Class C, 3.130%, 5/15/2028(a)	86,634
160,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	159,984
5,179	Flagship Credit Auto Trust , Series 2020-4, Class C, 1.280%, 2/16/2027(a)	5,122
66,533	Ford Credit Auto Lease Trust , Series 2023-A, Class A3, 4.940%, 3/15/2026	66,370
1,506	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	1,502
85,000	Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.230%, 5/15/2028	84,935
41,541	GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.370%, 6/15/2028(a)	41,775
35,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	35,023
45,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.780%, 8/16/2028	45,432
30,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	30,193
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$25,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	$25,274
35,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	34,910
25,000	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.540%, 10/16/2028	25,160
20,000	Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.990%, 2/15/2029	19,910
15,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	15,201
25,000	LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.230%, 1/18/2028(a)	24,816
65,000	Nissan Auto Receivables Owner Trust, Series 2024-A, Class A3, 5.280%, 12/15/2028	65,291
120,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	119,421
20,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	20,136
50,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	50,348
75,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	76,332
10,000	SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.320%, 12/15/2028(a)	9,974
140,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	140,193
20,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3, 5.330%, 11/20/2029(a)	19,997
29,303	Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3, 0.430%, 1/15/2026	28,845
105,000	Toyota Lease Owner Trust, Series 2023-A, Class A3, 4.930%, 4/20/2026(a)	104,554
105,000	VStrong Auto Receivables Trust, Series 2023-A, Class A3, 6.870%, 11/15/2027(a)	105,966
5,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	5,039
100,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	100,211
25,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	25,031
20,000	World Omni Auto Receivables Trust, Series 2023-D, Class A3, 5.790%, 2/15/2029	20,246
		2,669,699
	ABS Credit Card — 3.2%
105,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	104,993
170,000	Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1, 0.550%, 7/15/2026	169,619
85,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740%, 10/15/2029	85,965
175,000	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.020%, 3/15/2030	173,634
		534,211
	ABS Other — 4.1%
74,663	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	74,632
100,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	100,729
180,000	HPEFS Equipment Trust , Series 2023-1A, Class A3, 5.410%, 2/22/2028(a)	179,690
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Loomis Sayles Short Duration Income ETF (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$22,151	Marlette Funding Trust, Series 2023-2A, Class A, 6.040%, 6/15/2033(a)	$22,143
68,957	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	67,939
75,000	Verizon Master Trust, Series 2024-4, Class A1A, 5.210%, 6/20/2029	74,951
162,955	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	163,072
		683,156
	ABS Student Loan — 0.5%
101,403	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	88,205
	Aerospace & Defense — 0.9%
20,000	Boeing Co., 4.875%, 5/01/2025	19,788
25,000	Boeing Co., 6.298%, 5/01/2029(a)	25,352
20,000	Bombardier, Inc., 7.250%, 7/01/2031(a)	20,534
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	19,680
65,000	RTX Corp., 5.750%, 11/08/2026	65,695
		151,049
	Agency Commercial Mortgage-Backed Securities — 0.1%
7,863	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 5.799%, 6/25/2027(b)	7,845
5,719	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 5.724%, 6/25/2027(b)	5,692
		13,537
	Airlines — 0.4%
55,000	Southwest Airlines Co., 5.250%, 5/04/2025	54,748
15,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	14,490
		69,238
	Automotive — 2.2%
60,000	General Motors Financial Co., Inc., 5.550%, 7/15/2029	59,998
25,000	General Motors Financial Co., Inc., 5.600%, 6/18/2031	24,813
45,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	45,162
10,000	Harley-Davidson Financial Services, Inc., 5.950%, 6/11/2029(a)	9,979
5,000	Harley-Davidson Financial Services, Inc., 6.500%, 3/10/2028(a)	5,109
30,000	Hyundai Capital America, 5.300%, 6/24/2029(a)	29,838
75,000	Hyundai Capital America, 5.950%, 9/21/2026(a)	75,598
40,000	PACCAR Financial Corp., 5.000%, 5/13/2027	40,091
30,000	Toyota Motor Credit Corp., MTN, 5.000%, 8/14/2026	29,932
45,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	45,157
		365,677
	Banking — 4.4%
20,000	Ally Financial, Inc., 7.100%, 11/15/2027	20,838
55,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	54,015
65,000	Bank of Montreal, 5.511%, 6/04/2031	65,688
30,000	Bank of Nova Scotia, GMTN, 5.450%, 8/01/2029	30,295
40,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	39,936
35,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	36,171
Principal Amount	Description	Value (†)
	Banking — continued
$15,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	$14,780
40,000	Goldman Sachs Bank USA, (fixed rate to 3/18/2026, variable rate thereafter), 5.283%, 3/18/2027	39,869
80,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	79,868
40,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	40,841
25,000	PNC Financial Services Group, Inc., (fixed rate to 5/14/2029, variable rate thereafter), 5.492%, 5/14/2030	25,139
60,000	Royal Bank of Canada, GMTN, 5.200%, 7/20/2026	59,922
20,000	Santander Holdings USA, Inc., (fixed rate to 5/31/2034, variable rate thereafter), 6.342%, 5/31/2035	19,943
55,000	State Street Corp., 4.993%, 3/18/2027	54,934
60,000	Synchrony Financial, 4.875%, 6/13/2025	59,395
60,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	59,100
30,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	30,260
		730,994
	Brokerage — 0.4%
40,000	Brookfield Finance, Inc., 5.675%, 1/15/2035	39,572
20,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	20,569
15,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	15,151
		75,292
	Building Materials — 0.2%
35,000	Builders FirstSource, Inc., 6.375%, 3/01/2034(a)	34,650
	Cable Satellite — 0.4%
65,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	65,213
	Chemicals — 1.3%
60,000	Celanese U.S. Holdings LLC, 6.165%, 7/15/2027	60,895
65,000	EIDP, Inc., 4.500%, 5/15/2026	64,075
25,000	Nutrien Ltd., 5.400%, 6/21/2034	24,627
75,000	Nutrien Ltd., 5.900%, 11/07/2024	75,021
		224,618
	Collateralized Mortgage Obligations — 0.4%
325	Government National Mortgage Association, Series 2012-H28, Class FA, 1 mo. USD SOFR + 0.694%, 6.017%, 9/20/2062(b)(c)	314
366	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	320
2,834	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	2,689
2,943	Government National Mortgage Association, Series 2016-H13, Class FT, 1 mo. USD SOFR + 0.694%, 6.017%, 5/20/2066(b)(c)	2,914
4,305	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 5.837%, 10/20/2068(b)	4,296
6,899	Government National Mortgage Association, Series 2019-H05, Class FT, 1 yr. CMT + 0.430%, 5.610%, 4/20/2069(b)	6,896
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Loomis Sayles Short Duration Income ETF (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$11,952	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.630%, 8/20/2069(b)	$11,932
32,911	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 5.680%, 1/20/2070(b)	32,749
		62,110
	Construction Machinery — 1.0%
85,000	Caterpillar Financial Services Corp., 5.000%, 5/14/2027	85,052
35,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	34,969
40,000	John Deere Capital Corp., MTN, 4.850%, 6/11/2029	39,871
		159,892
	Consumer Cyclical Services — 0.4%
66,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	66,105
	Consumer Products — 0.1%
20,000	Hasbro, Inc., 6.050%, 5/14/2034	19,968
	Diversified Manufacturing — 0.3%
45,000	Ingersoll Rand, Inc., 5.176%, 6/15/2029	44,998
	Electric — 5.7%
45,000	AES Corp., 3.300%, 7/15/2025(a)	43,870
35,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	35,091
60,000	Ameren Corp., 5.700%, 12/01/2026	60,475
20,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	20,016
85,000	CenterPoint Energy, Inc., 5.250%, 8/10/2026	84,785
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	29,881
90,000	DTE Energy Co., 4.220%, 11/01/2024	89,477
40,000	Duke Energy Corp., 4.850%, 1/05/2027	39,691
15,000	Duke Energy Corp., 5.450%, 6/15/2034	14,826
50,000	Edison International, 4.700%, 8/15/2025	49,428
40,000	Florida Power & Light Co., 5.150%, 6/15/2029	40,335
50,000	Georgia Power Co., 5.004%, 2/23/2027	49,842
85,000	ITC Holdings Corp., 4.950%, 9/22/2027(a)	84,203
40,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.100%, 5/06/2027	39,993
45,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	45,400
50,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	50,108
30,000	Puget Sound Energy, Inc., 5.330%, 6/15/2034	29,994
85,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025(a)	84,453
60,000	WEC Energy Group, Inc., 5.600%, 9/12/2026	60,227
		952,095
	Environmental — 0.5%
80,000	Waste Management, Inc., 4.950%, 7/03/2027	79,877
	Finance Companies — 4.2%
80,000	Air Lease Corp., 0.800%, 8/18/2024	79,471
35,000	Air Lease Corp., MTN, 5.200%, 7/15/2031	34,205
40,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	36,191
10,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	9,997
5,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	5,094
10,000	Ares Capital Corp., 3.250%, 7/15/2025	9,715
20,000	Ares Capital Corp., 5.950%, 7/15/2029	19,661
20,000	Ares Capital Corp., 7.000%, 1/15/2027	20,335
20,000	Ares Strategic Income Fund, 6.350%, 8/15/2029(a)	19,836
35,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	34,592
35,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026(a)	34,723
15,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	13,757
Principal Amount	Description	Value (†)
	Finance Companies — continued
$10,000	Blackstone Secured Lending Fund, 5.875%, 11/15/2027	$9,927
30,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	29,245
15,000	Blue Owl Capital Corp. II, 8.450%, 11/15/2026(a)	15,476
25,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	25,850
25,000	Blue Owl Technology Finance Corp. II, 6.750%, 4/04/2029(a)	24,458
50,000	FS KKR Capital Corp., 6.875%, 8/15/2029	49,581
30,000	GATX Corp., 5.400%, 3/15/2027	30,027
5,000	Goldman Sachs BDC, Inc., 6.375%, 3/11/2027	5,039
30,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	27,595
25,000	HPS Corporate Lending Fund, 6.250%, 9/30/2029(a)	24,721
25,000	Main Street Capital Corp., 3.000%, 7/14/2026	23,404
5,000	Main Street Capital Corp., 6.500%, 6/04/2027	5,004
25,000	Navient Corp., 11.500%, 3/15/2031	27,536
10,000	New Mountain Finance Corp., 6.875%, 2/01/2029	9,763
45,000	PennyMac Financial Services, Inc., 7.125%, 11/15/2030(a)	44,861
25,000	Sixth Street Lending Partners, 6.500%, 3/11/2029(a)	24,716
10,000	Sixth Street Specialty Lending, Inc., 6.125%, 3/01/2029	9,871
		704,651
	Food & Beverage — 1.3%
65,000	Campbell Soup Co., 5.200%, 3/19/2027	65,098
85,000	Conagra Brands, Inc., 5.300%, 10/01/2026	84,899
75,000	General Mills, Inc., 4.700%, 1/30/2027	74,058
		224,055
	Gaming — 0.4%
65,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	64,456
	Government Owned - No Guarantee — 1.2%
200,000	NBN Co. Ltd., 0.875%, 10/08/2024(a)	197,409
	Health Insurance — 0.7%
60,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 6/15/2029(a)	59,741
50,000	UnitedHealth Group, Inc., 5.150%, 10/15/2025	49,927
		109,668
	Healthcare — 0.8%
25,000	IQVIA, Inc., 6.250%, 2/01/2029	25,695
40,000	Smith & Nephew PLC, 5.150%, 3/20/2027	39,866
75,000	Solventum Corp., 5.450%, 2/25/2027(a)	74,927
		140,488
	Home Construction — 0.1%
20,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	19,136
	Independent Energy — 0.8%
30,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	30,065
15,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(a)	15,848
65,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	64,856
25,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	25,849
		136,618
	Life Insurance — 4.5%
85,000	Athene Global Funding, 5.620%, 5/08/2026(a)	85,062
120,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025(a)	117,311
45,000	CNO Global Funding, 5.875%, 6/04/2027(a)	45,147
95,000	Corebridge Global Funding, 5.750%, 7/02/2026(a)	95,341
10,000	F&G Annuities & Life, Inc., 6.500%, 6/04/2029	9,967
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Loomis Sayles Short Duration Income ETF (continued)
Principal Amount	Description	Value (†)
	Life Insurance — continued
$40,000	F&G Global Funding, 5.875%, 6/10/2027(a)	$39,790
45,000	MetLife, Inc., 5.300%, 12/15/2034	44,876
90,000	Mutual of Omaha Cos Global Funding, 5.350%, 4/09/2027(a)	90,005
60,000	New York Life Global Funding, 4.900%, 4/02/2027(a)	59,743
35,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	34,888
60,000	Northwestern Mutual Global Funding, 5.070%, 3/25/2027(a)	60,092
45,000	Reinsurance Group of America, Inc., 5.750%, 9/15/2034	44,837
20,000	RGA Global Funding, 5.448%, 5/24/2029(a)	20,047
		747,106
	Lodging — 0.6%
5,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	4,928
35,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	34,713
65,000	Hyatt Hotels Corp., 5.750%, 1/30/2027	65,642
		105,283
	Media Entertainment — 0.5%
10,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	10,057
70,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027	66,460
		76,517
	Metals & Mining — 0.8%
45,000	ArcelorMittal SA, 6.000%, 6/17/2034	44,966
30,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	31,486
45,000	Nucor Corp., 3.950%, 5/23/2025	44,384
5,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	4,914
		125,750
	Midstream — 1.7%
20,000	Energy Transfer LP, 5.250%, 7/01/2029	19,875
70,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	71,117
125,000	TransCanada PipeLines Ltd., SOFR Index + 1.520%, 6.891%, 3/09/2026(b)	125,055
75,000	Williams Cos., Inc., 5.400%, 3/02/2026	74,928
		290,975
	Natural Gas — 1.0%
10,000	CenterPoint Energy Resources Corp., 5.400%, 7/01/2034	9,902
25,000	NiSource, Inc., 5.200%, 7/01/2029	24,903
65,000	Sempra, 5.400%, 8/01/2026	64,941
70,000	Spire, Inc., 5.300%, 3/01/2026	69,842
		169,588
	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
30,000	Bank, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	31,362
8,656	Bank, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	8,979
25,000	BBCMS Mortgage Trust, Series 2024-5C25, Class A3, 5.946%, 3/15/2057	25,614
75,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	75,869
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	88,925
104,745	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	95,318
		326,067
	Office REITs — 0.2%
30,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	25,501
Principal Amount	Description	Value (†)
	Oil Field Services — 0.5%
$90,000	Schlumberger Holdings Corp., 5.000%, 11/15/2029(a)	$89,325
	Other REITs — 0.8%
45,000	Public Storage Operating Co., SOFR Index + 0.700%, 6.056%, 4/16/2027(b)	45,139
95,000	Starwood Property Trust, Inc., 3.750%, 12/31/2024(a)	93,560
		138,699
	Packaging — 0.8%
40,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	39,420
40,000	Berry Global, Inc., 5.800%, 6/15/2031(a)	39,941
50,000	Sonoco Products Co., 1.800%, 2/01/2025	48,803
		128,164
	Pharmaceuticals — 0.5%
90,000	Royalty Pharma PLC, 5.150%, 9/02/2029	89,240
	Property & Casualty Insurance — 1.1%
15,000	Allstate Corp., 5.050%, 6/24/2029	14,931
20,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	20,055
40,000	Enact Holdings, Inc., 6.250%, 5/28/2029	40,012
30,000	Essent Group Ltd., 6.250%, 7/01/2029	29,979
20,000	NMI Holdings, Inc., 6.000%, 8/15/2029	19,818
30,000	Radian Group, Inc., 6.200%, 5/15/2029	30,295
25,000	SiriusPoint Ltd., 7.000%, 4/05/2029	25,318
		180,408
	Retail REITs — 0.1%
10,000	Agree LP, 5.625%, 6/15/2034	9,897
	Retailers — 2.0%
30,000	Advance Auto Parts, Inc., 5.900%, 3/09/2026	30,004
50,000	AutoZone, Inc., 5.050%, 7/15/2026	49,809
80,000	AutoZone, Inc., 5.100%, 7/15/2029	79,668
85,000	Lowe's Cos., Inc., 4.400%, 9/08/2025	83,904
50,000	O'Reilly Automotive, Inc., 5.750%, 11/20/2026	50,464
45,000	Tapestry, Inc., 7.350%, 11/27/2028	46,705
		340,554
	Technology — 1.6%
80,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025	80,194
45,000	Flex Ltd., 6.000%, 1/15/2028	45,595
60,000	Global Payments, Inc., 1.500%, 11/15/2024	59,087
35,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027	33,094
45,000	PayPal Holdings, Inc., 5.150%, 6/01/2034	44,446
10,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	10,113
		272,529
	Tobacco — 0.2%
35,000	Altria Group, Inc., 6.200%, 11/01/2028	36,293
	Transportation Services — 0.5%
60,000	Element Fleet Management Corp., 5.643%, 3/13/2027(a)	60,145
25,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.250%, 7/01/2029(a)	24,789
		84,934
	Treasuries — 28.0%
540,000	U.S. Treasury Notes, 3.875%, 4/30/2025	534,189
2,060,000	U.S. Treasury Notes, 4.625%, 6/30/2025(d)	2,050,022
330,000	U.S. Treasury Notes, 4.625%, 6/30/2026	329,407
45,000	U.S. Treasury Notes, 4.750%, 7/31/2025	44,840
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Loomis Sayles Short Duration Income ETF (continued)
Principal Amount	Description	Value (†)
	Treasuries — continued
$1,260,000	U.S. Treasury Notes, 4.875%, 4/30/2026	$1,261,870
460,000	U.S. Treasury Notes, 4.875%, 5/31/2026	460,934
		4,681,262
	Wirelines — 0.3%
50,000	Verizon Communications, Inc., 3.000%, 3/22/2027	47,307
	Total Bonds and Notes (Identified Cost $16,725,676)	16,652,464

Short-Term Investments — 1.5%
254,878	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $254,953 on 7/01/2024 collateralized by $272,200 U.S. Treasury Note, 1.875% due 6/30/2026 valued at $260,019 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $254,878)	254,878
	Total Investments — 101.2% (Identified Cost $16,980,554)	16,907,342
	Other assets less liabilities — (1.2)%	(205,362)
	Net Assets — 100.0%	$16,701,980

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of
Rule 144A holdings amounted to $4,784,083 or 28.6% of net assets.

(b)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2024	11	$2,239,689	$2,246,406	$6,717
At June 30, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2024	8	$872,095	$879,875	$(7,780)
Ultra 10-Year U.S. Treasury Notes Futures	9/19/2024	1	112,328	113,531	(1,203)
Total					$(8,983)
Industry Summary at June 30, 2024 (Unaudited)
Treasuries	28.0%
ABS Car Loan	16.0
Electric	5.7
Life Insurance	4.5
Banking	4.4
Finance Companies	4.2
ABS Other	4.1
ABS Credit Card	3.2
Automotive	2.2
Non-Agency Commercial Mortgage-Backed Securities	2.0
Retailers	2.0
Other Investments, less than 2% each	23.4
Short-Term Investments	1.5
Total Investments	101.2
Other assets less liabilities (including futures contracts)	(1.2)
Net Assets	100.0%
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Vaughan Nelson Mid Cap ETF

Shares	Description	Value (†)
Common Stocks — 99.3% of Net Assets
	Aerospace & Defense — 2.4%
336	Axon Enterprise, Inc.(a)	$98,865
	Banks — 3.7%
979	Comerica, Inc.	49,968
826	Western Alliance Bancorp	51,889
1,231	Zions Bancorp NA	53,389
		155,246
	Building Products — 6.1%
945	AAON, Inc.	82,442
601	Allegion PLC	71,008
1,571	AZEK Co., Inc.(a)	66,186
240	Builders FirstSource, Inc.(a)	33,219
		252,855
	Capital Markets — 6.7%
411	ARES Management Corp., Class A	54,778
111	MSCI, Inc.	53,474
2,131	Nasdaq, Inc.	128,414
346	Raymond James Financial, Inc.	42,769
		279,435
	Chemicals — 3.0%
2,325	Corteva, Inc.	125,410
	Communications Equipment — 1.1%
115	Motorola Solutions, Inc.	44,396
	Construction Materials — 2.6%
444	Vulcan Materials Co.	110,414
	Consumer Staples Distribution & Retail — 1.7%
1,080	Performance Food Group Co.(a)	71,399
	Containers & Packaging — 0.5%
95	Avery Dennison Corp.	20,772
	Electrical Equipment — 4.8%
252	AMETEK, Inc.	42,011
139	Hubbell, Inc.	50,801
1,103	nVent Electric PLC	84,501
261	Vertiv Holdings Co.	22,595
		199,908
	Electronic Equipment, Instruments & Components — 1.7%
326	CDW Corp.	72,972
	Energy Equipment & Services — 1.5%
2,441	TechnipFMC PLC	63,832
	Financial Services — 2.2%
783	Apollo Global Management, Inc.	92,449
	Ground Transportation — 4.7%
238	Saia, Inc.(a)	112,881
563	TFI International, Inc.	81,725
		194,606
	Health Care Providers & Services — 1.5%
282	Cencora, Inc.	63,535
	Hotels, Restaurants & Leisure — 7.6%
3,560	Carnival Corp.(a)	66,643
751	DoorDash, Inc., Class A(a)	81,694
1,063	Royal Caribbean Cruises Ltd.(a)	169,474
		317,811
	Independent Power & Renewable Electricity Producers — 0.7%
341	Vistra Corp.	29,319
Shares	Description	Value (†)
	Industrial REITs — 2.4%
599	EastGroup Properties, Inc.	$101,890
	Insurance — 4.2%
195	Allstate Corp.	31,134
1,332	Kemper Corp.	79,027
310	Reinsurance Group of America, Inc.	63,634
		173,795
	Life Sciences Tools & Services — 7.3%
448	Agilent Technologies, Inc.	58,074
2,530	Avantor, Inc.(a)	53,636
1,271	Bruker Corp.	81,102
524	IQVIA Holdings, Inc.(a)	110,795
		303,607
	Machinery — 3.6%
337	Crane Co.	48,858
1,646	Flowserve Corp.	79,173
218	Otis Worldwide Corp.	20,985
		149,016
	Metals & Mining — 3.2%
7,161	Constellium SE(a)	134,985
	Oil, Gas & Consumable Fuels — 4.3%
106	Diamondback Energy, Inc.	21,220
13,601	Kosmos Energy Ltd.(a)	75,349
2,475	Range Resources Corp.	82,987
		179,556
	Professional Services — 2.8%
161	CACI International, Inc., Class A(a)	69,251
191	Equifax, Inc.	46,310
		115,561
	Semiconductors & Semiconductor Equipment — 8.0%
1,494	Marvell Technology, Inc.	104,431
191	Monolithic Power Systems, Inc.	156,941
1,046	ON Semiconductor Corp.(a)	71,703
		333,075
	Software — 3.0%
253	Tyler Technologies, Inc.(a)	127,203
	Specialized REITs — 2.2%
579	Extra Space Storage, Inc.	89,982
	Specialty Retail — 3.3%
21	AutoZone, Inc.(a)	62,246
575	Best Buy Co., Inc.	48,467
266	Floor & Decor Holdings, Inc., Class A(a)	26,443
		137,156
	Textiles, Apparel & Luxury Goods — 1.3%
794	Skechers USA, Inc., Class A(a)	54,881
	Trading Companies & Distributors — 1.2%
424	SiteOne Landscape Supply, Inc.(a)	51,478
	Total Common Stocks (Identified Cost $3,677,345)	4,145,409
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Vaughan Nelson Mid Cap ETF (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.8%
$73,507	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $73,529 on 7/01/2024 collateralized by $80,500 U.S. Treasury Note, 0.875% due 6/30/2026 valued at $75,028 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $73,507)	$73,507
	Total Investments — 101.1% (Identified Cost $3,750,852)	4,218,916
	Other assets less liabilities — (1.1)%	(46,110)
	Net Assets — 100.0%	$4,172,806

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
Industry Summary at June 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	8.0%
Hotels, Restaurants & Leisure	7.6
Life Sciences Tools & Services	7.3
Capital Markets	6.7
Building Products	6.1
Electrical Equipment	4.8
Ground Transportation	4.7
Oil, Gas & Consumable Fuels	4.3
Insurance	4.2
Banks	3.7
Machinery	3.6
Specialty Retail	3.3
Metals & Mining	3.2
Software	3.0
Chemicals	3.0
Professional Services	2.8
Construction Materials	2.6
Industrial REITs	2.4
Aerospace & Defense	2.4
Financial Services	2.2
Specialized REITs	2.2
Other Investments, less than 2% each	11.2
Short-Term Investments	1.8
Total Investments	101.1
Other assets less liabilities	(1.1)
Net Assets	100.0%
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks — 97.6% of Net Assets
	Banks — 5.1%
8,413	JPMorgan Chase & Co.	$1,701,613
	Beverages — 1.0%
309	Coca-Cola Consolidated, Inc.	335,265
	Broadline Retail — 6.2%
10,626	Amazon.com, Inc.(a)	2,053,474
	Capital Markets — 3.8%
9,164	Intercontinental Exchange, Inc.	1,254,460
	Chemicals — 6.0%
19,055	Corteva, Inc.	1,027,827
3,235	Sherwin-Williams Co.	965,421
		1,993,248
	Entertainment — 3.9%
13,127	Walt Disney Co.	1,303,380
	Financial Services — 3.7%
3,061	Berkshire Hathaway, Inc., Class B(a)	1,245,215
	Ground Transportation — 5.3%
2,314	Saia, Inc.(a)	1,097,507
2,929	Union Pacific Corp.	662,716
		1,760,223
	Health Care Equipment & Supplies — 3.5%
10,225	Dexcom, Inc.(a)	1,159,311
	Hotels, Restaurants & Leisure — 1.9%
5,920	DoorDash, Inc., Class A(a)	643,978
	Insurance — 3.1%
2,699	Kinsale Capital Group, Inc.	1,039,871
	Interactive Media & Services — 6.3%
11,442	Alphabet, Inc., Class A	2,084,160
	Life Sciences Tools & Services — 3.0%
4,009	Danaher Corp.	1,001,649
	Oil, Gas & Consumable Fuels — 4.2%
22,195	Antero Resources Corp.(a)	724,223
119,179	Kosmos Energy Ltd.(a)	660,252
		1,384,475
	Personal Care Products — 2.3%
7,026	Estee Lauder Cos., Inc., Class A	747,566
	Pharmaceuticals — 4.5%
8,645	Zoetis, Inc.	1,498,697
	Semiconductors & Semiconductor Equipment — 16.5%
2,318	Monolithic Power Systems, Inc.	1,904,654
18,690	NVIDIA Corp.	2,308,963
18,261	ON Semiconductor Corp.(a)	1,251,791
		5,465,408
	Software — 13.4%
1,775	Intuit, Inc.	1,166,548
5,612	Microsoft Corp.	2,508,283
1,005	ServiceNow, Inc.(a)	790,603
		4,465,434
Shares	Description	Value (†)
	Specialty Retail — 3.9%
1,217	O'Reilly Automotive, Inc.(a)	$1,285,225
	Total Common Stocks (Identified Cost $26,574,127)	32,422,652

Principal Amount
Short-Term Investments — 3.1%
$1,023,201	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $1,023,499 on 7/01/2024 collateralized by $1,092,700 U.S. Treasury Note, 1.875% due 6/30/2026 valued at $1,043,764 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,023,201)	1,023,201
	Total Investments — 100.7% (Identified Cost $27,597,328)	33,445,853
	Other assets less liabilities — (0.7)%	(235,838)
	Net Assets — 100.0%	$33,210,015

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
Industry Summary at June 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	16.5%
Software	13.4
Interactive Media & Services	6.3
Broadline Retail	6.2
Chemicals	6.0
Ground Transportation	5.3
Banks	5.1
Pharmaceuticals	4.5
Oil, Gas & Consumable Fuels	4.2
Entertainment	3.9
Specialty Retail	3.9
Capital Markets	3.8
Financial Services	3.7
Health Care Equipment & Supplies	3.5
Insurance	3.1
Life Sciences Tools & Services	3.0
Personal Care Products	2.3
Other Investments, less than 2% each	2.9
Short-Term Investments	3.1
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%
See accompanying notes to financial statements.
| 12

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Natixis Gateway Quality Income ETF	Natixis Loomis Sayles Focused Growth ETF	Natixis Loomis Sayles Short Duration Income ETF	Natixis Vaughan Nelson Mid Cap ETF	Natixis Vaughan Nelson Select ETF
ASSETS
Investments at cost	$96,208,502	$160,539,087	$16,980,554	$3,750,852	$27,597,328
Net unrealized appreciation (depreciation)	6,139,803	13,759,698	(73,212)	468,064	5,848,525
Investments at value	102,348,305	174,298,785	16,907,342	4,218,916	33,445,853
Cash	116,454	—	112	—	—
Receivable from investment adviser (Note 6)	494	—	12,601	2,131	—
Receivable for securities sold	—	1,353,076	228,904	—	—
Dividends and interest receivable	300,801	157	157,046	3,243	4,278
Receivable for variation margin on futures contracts (Note 2)	—	—	2,366	—	—
Prepaid expenses	—	588	312	312	312
TOTAL ASSETS	102,766,054	175,652,606	17,308,683	4,224,602	33,450,443
LIABILITIES
Payable for securities purchased	—	—	484,055	—	164,443
Management fees payable (Note 6)	—	43,856	—	—	481
Deferred Trustees’ fees (Note 6)	1,573	3,330	49,156	17,417	17,709
Administrative fees payable (Note 6)	3,610	5,758	631	152	1,203
Audit and tax services fees payable	25,598	29,133	27,425	12,073	26,968
Other accounts payable and accrued expenses	37,893	38,636	45,436	22,154	29,624
TOTAL LIABILITIES	68,674	120,713	606,703	51,796	240,428
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—	—
NET ASSETS	$102,697,380	$175,531,893	$16,701,980	$4,172,806	$33,210,015
NET ASSETS CONSIST OF:
Paid-in capital	$98,259,316	$161,969,640	$19,020,091	$4,288,024	$28,723,999
Accumulated earnings (loss)	4,438,064	13,562,253	(2,318,111)	(115,218)	4,486,016
NET ASSETS	$102,697,380	$175,531,893	$16,701,980	$4,172,806	$33,210,015
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$102,697,380	$175,531,893	$16,701,980	$4,172,806	$33,210,015
Shares of beneficial interest	1,910,000	5,170,000	700,000	120,400	1,010,400
Net asset value, offering and redemption price per share	$53.77	$33.95	$23.86	$34.66	$32.87

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
13 |

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Natixis Gateway Quality Income ETF	Natixis Loomis Sayles Focused Growth ETF	Natixis Loomis Sayles Short Duration Income ETF	Natixis Vaughan Nelson Mid Cap ETF	Natixis Vaughan Nelson Select ETF
INVESTMENT INCOME
Interest	$2,638,907	$5,673	$449,381	$915	$11,137
Dividends	362,404	124,388	—	25,124	99,923
Less net foreign taxes withheld	—	—	—	(65)	—
	3,001,311	130,061	449,381	25,974	111,060
Expenses
Management fees (Note 6)	89,966	251,562	28,150	14,971	115,376
Administrative fees (Note 6)	16,854	22,544	4,238	896	7,431
Trustees' fees and expenses (Note 6)	9,523	11,607	13,697	11,230	11,036
Transfer agent fees and expenses (Notes 6 and 7)	7,800	7,800	7,800	7,800	7,800
Audit and tax services fees	23,098	24,909	22,996	7,850	22,749
Custodian fees and expenses (Note 7)	17,608	9,487	15,703	11,091	9,132
Legal fees	15,417	12,193	161	6,580	752
Registration fees	5,820	19,660	—	—	—
Regulatory filing fees (Note 7)	6,500	6,500	6,500	6,500	6,500
Shareholder reporting expenses (Note 7)	21,841	12,329	14,351	7,845	15,926
Miscellaneous expenses	15,688	21,912	17,100	15,636	16,444
Total expenses	230,115	400,503	130,696	90,399	213,146
Less waiver and/or expense reimbursement (Note 6)	(102,663)	(103,660)	(97,855)	(73,432)	(81,288)
Net expenses	127,452	296,843	32,841	16,967	131,858
Net investment income (loss)	2,873,859	(166,782)	416,540	9,007	(20,798)
Net realized and unrealized gain (loss) on Investments and Futures contracts
Net realized gain (loss) on:
Investments	(2,160,938)	(29,239)	(2,741)	253,470	432,337
Futures contracts	—	—	4,388	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	5,468,831	13,112,928	(67,034)	(66,895)	1,818,205
Futures contracts	—	—	(4,901)	—	—
Net realized and unrealized gain (loss) on Investments and Futures contracts	3,307,893	13,083,689	(70,288)	186,575	2,250,542
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,181,752	$12,916,907	$346,252	$195,582	$2,229,744
See accompanying notes to financial statements.
| 14

Statements of Changes in Net Assets

	Natixis Gateway Quality Income ETF		Natixis Loomis Sayles Focused Growth ETF
	Six Months Ended June 30,2024 (Unaudited)	Period Ended December 31,2023(a)	Six Months Ended June 30,2024 (Unaudited)	Period Ended December 31,2023(b)
FROM OPERATIONS:
Net investment income (loss)	$2,873,859	$124,678	$(166,782)	$(8,543)
Net realized gain (loss) on investments	(2,160,938)	(553)	(29,239)	8,731
Net change in unrealized appreciation on investments	5,468,831	670,972	13,112,928	646,770
Net increase in net assets resulting from operations	6,181,752	795,097	12,916,907	646,958
FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(2,414,039)	(126,036)	—	(1,785)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	57,760,606	40,500,000	156,719,813	5,250,000
Net increase in net assets	61,528,319	41,169,061	169,636,720	5,895,173
NET ASSETS
Beginning of the period	41,169,061	—	5,895,173	—
End of the period	$102,697,380	$41,169,061	$175,531,893	$5,895,173

(a)	From commencement of operations on December 12, 2023 through December 31, 2023.
(b)	From commencement of operations on June 28, 2023 through December 31, 2023.
See accompanying notes to financial statements.
15 |

Statements of Changes in Net Assets (continued)

	Natixis Loomis Sayles Short Duration Income ETF		Natixis Vaughan Nelson Mid Cap ETF
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$416,540	$1,071,117	$9,007	$31,700
Net realized gain (loss) on investments and futures contracts	1,647	(687,696)	253,470	563,990
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(71,935)	1,068,178	(66,895)	158,443
Net increase in net assets resulting from operations	346,252	1,451,599	195,582	754,133
FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(410,700)	(1,104,265)	(614)	(39,071)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	(3,587,271)	(16,491,540)	367,707	(4,182,980)
Net increase (decrease) in net assets	(3,651,719)	(16,144,206)	562,675	(3,467,918)
NET ASSETS
Beginning of the period	20,353,699	36,497,905	3,610,131	7,078,049
End of the period	$16,701,980	$20,353,699	$4,172,806	$3,610,131
See accompanying notes to financial statements.
| 16

Statements of Changes in Net Assets (continued)

	Natixis Vaughan Nelson Select ETF
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income (loss)	$(20,798)	$63,023
Net realized gain on investments	432,337	383,763
Net change in unrealized appreciation on investments	1,818,205	4,426,530
Net increase in net assets resulting from operations	2,229,744	4,873,316
FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(1,633)	(65,857)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	(1,001,632)	15,344,668
Net increase in net assets	1,226,479	20,152,127
NET ASSETS
Beginning of the period	31,983,536	11,831,409
End of the period	$33,210,015	$31,983,536
See accompanying notes to financial statements.
17 |

Financial Highlights
For a share outstanding throughout each period.

	Natixis Gateway Quality Income ETF
	Six Months Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023*
Net asset value, beginning of the period	$50.83	$50.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	1.99	0.15 (b)
Net realized and unrealized gain	2.65	0.84
Total from Investment Operations	4.64	0.99
LESS DISTRIBUTIONS FROM:
Net investment income	(1.70)	(0.16)
Net asset value, end of the period	$53.77	$50.83
Total return(c)(d)	9.26%	1.97%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$102,697	$41,169
Net expenses(e)(f)	0.34%	0.34%
Gross expenses(f)	0.61%	2.30%
Net investment income(f)	7.67%	5.83%(b)
Portfolio turnover rate(g)	25%	0%

*	From commencement of operations on December 12, 2023 through December 31, 2023.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 1.91% and the ratio of net investment income to average net assets would have been 4.92%.

(c)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
| 18

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Loomis Sayles Focused Growth ETF
	Six Months Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023*
Net asset value, beginning of the period	$28.07	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.04)
Net realized and unrealized gain	5.93	3.12
Total from Investment Operations	5.88	3.08
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	(0.01)
Net asset value, end of the period	$33.95	$28.07
Total return(b)(c)	20.95%	12.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$175,532	$5,895
Net expenses(d)(e)	0.59%	0.59%
Gross expenses(e)	0.80%	3.97%
Net investment loss(e)	(0.33)%	(0.31)%
Portfolio turnover rate(f)	0%	4%

*	From commencement of operations on June 28, 2023 through December 31, 2023.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
19 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Loomis Sayles Short Duration Income ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$23.95	$23.55	$24.90	$25.58	$25.28	$24.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.53	0.87	0.41	0.17	0.49	0.64
Net realized and unrealized gain (loss)	(0.09)	0.45	(1.31)	(0.17)	0.83	0.70
Total from Investment Operations	0.44	1.32	(0.90)	0.00 (b)	1.32	1.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.92)	(0.45)	(0.22)	(0.51)	(0.67)
Net realized capital gains	—	—	—	(0.46)	(0.51)	(0.01)
Total Distributions	(0.53)	(0.92)	(0.45)	(0.68)	(1.02)	(0.68)
Net asset value, end of the period	$23.86	$23.95	$23.55	$24.90	$25.58	$25.28
Total return(c)	1.86%(d)	5.74%	(3.60)%	0.00 (e)	5.27%	5.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,702	$20,354	$36,498	$47,308	$24,304	$30,331
Net expenses(f)	0.35%(g)	0.37%(h)	0.38%	0.38%	0.38%	0.38%
Gross expenses	1.39%(g)	1.06%	0.88%	0.93%	1.05%	0.95%
Net investment income	4.44%(g)	3.66%	1.71%	0.69%	1.91%	2.56%
Portfolio turnover rate(i)	112%	209%	167%	140%	181%	113%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	Amount rounds to less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2023, the expense limit decreased from 0.38% to 0.35%.
(i)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Vaughan Nelson Mid Cap ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$32.70	$28.27	$32.93	$29.87	$25.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.15	0.24	0.18	0.04
Net realized and unrealized gain (loss)	1.89	4.63	(3.68)	6.21	4.72
Total from Investment Operations	1.97	4.78	(3.44)	6.39	4.76
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.35)	(0.29)	(0.21)	(0.04)
Net realized capital gains	—	—	(0.93)	(3.12)	(0.02)
Total Distributions	(0.01)	(0.35)	(1.22)	(3.33)	(0.06)
Net asset value, end of the period	$34.66	$32.70	$28.27	$32.93	$29.87
Total return(b)	6.01%(c)	16.91%	(10.64)%	21.47%	18.91%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,173	$3,610	$7,078	$8,905	$7,779
Net expenses(d)	0.85%(e)	0.85%	0.85%	0.87%(f)	0.90%(e)
Gross expenses	4.53%(e)	3.30%	2.76%	2.39%	4.53%(e)
Net investment income	0.45%(e)	0.52%	0.81%	0.54%	0.53%(e)
Portfolio turnover rate(g)	57%	82%	55%	72%	10%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(g)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Vaughan Nelson Select ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$30.74	$25.15	$32.01	$27.42	$24.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	0.07	0.09	0.21 (b)	0.02
Net realized and unrealized gain (loss)	2.15	5.58	(5.19)	10.68	2.56
Total from Investment Operations	2.13	5.65	(5.10)	10.89	2.58
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	(0.06)	(0.08)	(0.29)	(0.02)
Net realized capital gains	—	—	(1.68)	(6.01)	—
Total Distributions	(0.00)	(0.06)	(1.76)	(6.30)	(0.02)
Net asset value, end of the period	$32.87	$30.74	$25.15	$32.01	$27.42
Total return(d)	6.93%(e)	22.48%	(16.59)%	39.60%(b)	10.37%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$33,210	$31,984	$11,831	$6,415	$6,043
Net expenses(f)	0.80%(g)	0.80%	0.80%	0.83%(h)	0.85%(g)
Gross expenses	1.29%(g)	1.44%	2.57%	3.08%	4.95%(g)
Net investment income (loss)	(0.13)%(g)	0.25%	0.35%	0.65%(b)	0.24%(g)
Portfolio turnover rate(i)	40%	47%	55%	88%	16%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02, total return would have been 38.99% and the ratio of net investment income to average net assets would have been 0.07%.

(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 0.85% to 0.80%.
(i)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
| 22

Notes to Financial Statements
June 30, 2024 (Unaudited)
1.Organization. Natixis ETF Trust and Natixis ETF Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Funds. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and traded on other exchanges. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis ETF Trust:
Natixis Gateway Quality Income ETF ("Quality Income ETF")
Natixis Loomis Sayles Short Duration Income ETF (“Short Duration Income ETF”)
Natixis ETF Trust II:
Natixis Loomis Sayles Focused Growth ETF (“Focused Growth ETF”)
Natixis Vaughan Nelson Mid Cap ETF (“Mid Cap ETF”)
Natixis Vaughan Nelson Select ETF (“Select ETF”)
Each Fund is a diversified investment company, except for Focused Growth ETF and Select ETF, which are non-diversified investment companies.
Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, Focused Growth ETF does not disclose the daily holdings of the actual portfolio. Instead, the Fund discloses a portfolio that is designed to reflect the economic exposure and risk characteristics of the actual portfolio on any given trading day (the “Proxy Portfolio”). Although the Proxy Portfolio is intended to provide Authorized Participants and other market participants with enough information to allow them to engage in effective arbitrage transactions that will keep the market price of the Funds’ shares trading at or close to the underlying net asset value (“NAV”) per share of the Fund, while at the same time enabling them to establish cost-effective hedging strategies to reduce risk, there is a risk that market prices will vary significantly from the underlying NAV of the Funds.
The Funds issue and redeem shares on a continuous basis through ALPS Distributors, Inc. (“ALPS”). Each Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Currently, no Rule 12b-1
fees are charged. Future payments may be made under the 12b-1 Plan without further shareholder approval.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway
Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and the Trusts.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at NAV per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
23 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued by the counterparty. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with pay down provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon the World Market or “WM11” foreign exchange rates supplied by an independent pricing service. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures
| 24

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986 ("IRC"), as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2024 and has concluded that no provisions for income tax are required. The Funds' federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, distributions in excess of income and/or capital gain, return of capital distributions received, capital gain distribution received, redemptions in-kind, deferred Trustees' fees, futures contract mark-to-market, non-deductible expenses, net operating losses and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, futures contract mark-to-market, return of capital distributions received, premium amortization, straddle loss deferral adjustments, capital gain distribution received, paydown gains and losses, net operating losses and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
25 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Quality Income ETF	$126,036	$ —	$126,036
Focused Growth ETF	1,785	—	1,785
Short Duration Income ETF	1,104,265	—	1,104,265
Mid Cap ETF	39,071	—	39,071
Select ETF	65,857	—	65,857
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2023, capital loss carryforwards were as follows:
	Quality Income ETF	Focused Growth ETF	Short Duration Income ETF	Mid Cap ETF	Select ETF
Capital loss carryforward:
Short-term:
No expiration date	$ —	$ —	$(1,473,813)	$(510,837)	$(938,479)
Long-term:
No expiration date	—	—	(688,941)	(313,135)	(566,191)
Total capital loss carryforward*	$ —	$ —	$(2,162,754)	$(823,972)	$(1,504,670)

*
Under Section 382 of the Internal Revenue Service Code, a portion of the capital loss carryforward for Short Duration Income ETF and Select ETF is subject to certain limitations upon availability, to offset future capital gains, if any.

As of June 30, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Quality Income ETF	Focused Growth ETF	Short Duration Income ETF	Mid Cap ETF	Select ETF
Federal tax cost	$96,208,502	$160,539,087	$16,999,098	$3,750,852	$27,597,328
Gross tax appreciation	$8,713,449	$19,175,289	$49,500	$542,919	$6,569,457
Gross tax depreciation	(2,573,646)	(5,415,591)	(143,522)	(74,855)	(720,932)
Net tax appreciation (depreciation)	$6,139,803	$13,759,698	$(94,022)	$468,064	$5,848,525
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
g. Equity-Linked Notes. Quality Income ETF may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
| 26

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
h. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
i. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2024, at value:
Quality Income ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$92,602,608	$ —	$ —	$92,602,608
Equity-Linked Notes	—	9,456,023	—	9,456,023
Short-Term Investments	—	289,674	—	289,674
Total Investments	$92,602,608	$9,745,697	$—	$102,348,305

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
27 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Focused Growth ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$173,761,042	$ —	$ —	$173,761,042
Short-Term Investments	—	537,743	—	537,743
Total Investments	$173,761,042	$537,743	$—	$174,298,785

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Short Duration Income ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$ —	$55,873	$6,237	$62,110
All Other Bonds and Notes(a)	—	16,590,354	—	16,590,354
Total Bonds and Notes	—	16,646,227	6,237	16,652,464
Short-Term Investments	—	254,878	—	254,878
Total Investments	—	16,901,105	6,237	16,907,342
Futures Contracts (unrealized appreciation)	6,717	—	—	6,717
Total	$6,717	$16,901,105	$6,237	$16,914,059

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(8,983)	$ —	$ —	$(8,983)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,145,409	$ —	$ —	$4,145,409
Short-Term Investments	—	73,507	—	73,507
Total Investments	$4,145,409	$73,507	$—	$4,218,916

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Select ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$32,422,652	$ —	$ —	$32,422,652
Short-Term Investments	—	1,023,201	—	1,023,201
Total Investments	$32,422,652	$1,023,201	$—	$33,445,853

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 28

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or June 30, 2024:
Short Duration Income ETF
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Bonds and Notes
Collateralized Mortgage Obligations	$15,930	$ —	$ —	$178	$83	$(9,954)	$ —	$ —	$6,237	$(16)
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Short Duration Income ETF used during the period include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2024, Short Duration Income ETF used futures contracts to manage duration.
The following is a summary of derivative instruments for Short Duration Income ETF as of June 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$6,717

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(8,983)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Short Duration Income ETF during the six months ended June 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$4,388
29 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(4,901)
As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of futures contract activity as a percentage of net assets, based on month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2024:
Short Duration Income ETF	Futures
Average Notional Amount Outstanding	20.22%
Highest Notional Amount Outstanding	24.39%
Lowest Notional Amount Outstanding	16.67%
Notional Amount Outstanding as of June 30, 2024	19.40%
Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.
Unrealized gain and/or loss on open futures contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended June 30, 2024, purchases and sales of securities (excluding in-kind transactions and short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Quality Income ETF	$ —	$ —	$32,451,420	$16,896,706
Focused Growth ETF	—	—	353,933	1,470,043
Short Duration Income ETF	9,780,576	13,287,482	11,234,389	11,099,098
Mid Cap ETF	—	—	2,259,460	2,304,934
Select ETF	—	—	12,992,633	13,292,488
For the six months ended June 30, 2024, in-kind transactions were as follows:
Fund	In-Kind Purchases	In-Kind Sales
Quality Income ETF	$55,898,721	$23,158,499
Focused Growth ETF	155,969,663	—
Mid Cap ETF	723,959	350,573
Select ETF	2,537,087	3,507,508
Quality Income ETF, Mid Cap ETF and Select ETF realized a gain of $2,822,379, $98,716 and $955,110, respectively on in-kind sales during the six months ended June 30, 2024. Gains and losses realized on in-kind sales are not recognized for tax purposes and are re-classified from realized gain (loss) to paid-in-capital.
| 30

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Natixis Advisors, LLC (“Natixis Advisors”), serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $1.5 billion	Over $1.5 billion
Quality Income ETF	0.24%	0.24%
Focused Growth ETF	0.50%	0.50%
Short Duration Income ETF	0.30%	0.30%
Mid Cap ETF	0.75%	0.70%
Select ETF	0.70%	0.70%
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Quality Income ETF	Gateway Investment Advisers, LLC (“Gateway Advisers”)
Focused Growth ETF	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Short Duration Income ETF	Loomis Sayles
Mid Cap ETF	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Select ETF	Vaughan Nelson
Gateway Advisers and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	Subadviser	First $1.5 billion	Over $1.5 billion
Quality Income ETF	Gateway Advisers	0.12%	0.12%
Focused Growth ETF	Loomis Sayles	0.25%	0.25%
Short Duration Income ETF	Loomis Sayles	0.15%	0.15%
Mid Cap ETF	Vaughan Nelson	0.47%	0.44%
Select ETF	Vaughan Nelson	0.47%	0.47%
Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.
Natixis Advisors has given a binding undertaking to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2026 for Quality Income ETF, Focused Growth ETF and Short Duration Income ETF and April 30, 2027 for Mid Cap ETF and Select ETF, may be terminated before then only with the consent of the Funds’ Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
31 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Quality Income ETF	0.34%
Focused Growth ETF	0.59%
Short Duration Income ETF	0.35%
Mid Cap ETF	0.85%
Select ETF	0.80%
Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent the annual operating expenses of a Fund fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended June 30, 2024, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Quality Income ETF	$89,966	$89,966	$ —	0.24%	— %
Focused Growth ETF	251,562	103,660	147,902	0.50%	0.29%
Short Duration Income ETF	28,150	28,150	—	0.30%	— %
Mid Cap ETF	14,971	14,971	—	0.75%	— %
Select ETF	115,376	81,288	34,088	0.70%	0.21%

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
For the six months ended June 30, 2024, expenses have been reimbursed as follows:
Fund	Reimbursements[1]
Quality Income ETF	$12,697
Short Duration Income ETF	69,705
Mid Cap ETF	58,461

[1]	Expense reimbursement is subject to possible recovery until December 31, 2025.
No expenses were recovered for any of the Funds during the six months ended June 30, 2024 under the terms of the expense limitation agreements.
b. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, the Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts of $10 million, which is reevaluated on an annual basis.
| 32

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Quality Income ETF	$16,854
Focused Growth ETF	22,544
Short Duration Income ETF	4,238
Mid Cap ETF	896
Select ETF	7,431
c. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.
d. Affiliated Ownership. As of June 30, 2024, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Quality Income ETF
Natixis Investment Managers, LLC	43.27%
Focused Growth ETF
Natixis Investment Managers, LLC	3.87%
Loomis Sayles Growth Fund	82.93%
86.80%
Mid Cap ETF
Natixis Investment Managers, LLC	21.16%
Investment activities of affiliated shareholders could have material impacts on the Funds.
7.Transfer Agent, Custodian, Regulatory Filing Fees and Shareholder Reporting Expenses. State Street Bank, transfer agent, custodian and sub-administrator to the Funds, agreed to waive its fees and expenses for the first 12 months of operations for Quality Income ETF and Focused Growth ETF. For the period ended June 30, 2024, total fees waived were $33,558 and $25,042, respectively.
33 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
8.Line of Credit. Short Duration Income ETF, Mid Cap ETF and Select ETF, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2024, the Funds had no borrowings under this agreement.
9.Risk. The Funds have exposure to certain types of risk as summarized below.
a. Authorized Participant Concentration Risk.  Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
b. Premium/Discount Risk. Shares of the Funds are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Funds’ shares will fluctuate, in some cases materially, in response to changes in the Funds’ NAV, the intraday value of the Funds’ holdings, and the relative supply and demand for the Funds’ shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
c. Trading Issues Risk. Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met. Because Focused Growth ETF trades on the basis of a published Proxy Portfolio, the Fund may trade at a wider bid/ask spread and may experience a wider premium/discount than traditional ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade especially during periods of market disruption or volatility.
d. Non-Diversified Risk. Focused Growth ETF and Select ETF are non-diversified, which means that the Funds are not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Funds may invest in the securities of a limited number of issuers, an investment in the Funds may involve a higher degree of risk than would be present in a diversified portfolio.
e. Other. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Capital Shares. Shares of the Funds may be acquired or redeemed directly from the Funds by Authorized Participants only in aggregations of 50,000 shares for Short Duration Income ETF and 10,000 shares for Quality Income ETF, Focused Growth ETF, Mid Cap ETF and Select ETF (“Creation Units”), or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Funds’ Distributor.
A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Funds a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Funds.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.
| 34

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
10.Capital Shares (continued).
The Funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees are included in capital share transactions on the Statements of Changes in Net Assets.
Transactions in capital shares were as follows:

	Six Months Ended June 30, 2024		Period Ended December 31, 2023(a)
Quality Income ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,540,000	$80,922,842	810,000	$40,500,000
Redeemed	(440,000)	(23,162,236)	—	—
Increase from capital share transactions	1,100,000	$57,760,606	810,000	$40,500,000

(a)	From commencement of operations on December 12, 2023 through December 31, 2023.

	Six Months Ended June 30, 2024		Period Ended December 31, 2023(a)
Focused Growth ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	4,960,000	$156,719,813	210,000	$5,250,000
Increase from capital share transactions	4,960,000	$156,719,813	210,000	$5,250,000

(a)	From commencement of operations on June 28, 2023 through December 31, 2023.

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Short Duration Income ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	50,000	$1,197,700	100,000	$2,370,421
Redeemed	(200,000)	(4,784,971)	(800,000)	(18,861,961)
Decrease from capital share transactions	(150,000)	$(3,587,271)	(700,000)	$(16,491,540)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Mid Cap ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	20,000	$722,199	10,000	$289,302
Redeemed	(10,000)	(354,492)	(150,000)	(4,472,282)
Increase (decrease) from capital share transactions	10,000	$367,707	(140,000)	$(4,182,980)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Select ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	80,000	$2,572,949	870,000	$24,109,176
Redeemed	(110,000)	(3,574,581)	(300,000)	(8,764,508)
Increase (decrease) from capital share transactions	(30,000)	$(1,001,632)	570,000	$15,344,668
35 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
11.Subsequent Event. On June 12, 2024, the Board of Trustees approved a plan to liquidate Mid Cap ETF. Liquidation took place on July 30, 2024.
| 36

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting. The Natixis Loomis Sayles Focused Growth ETF and Natixis Gateway Quality Income ETF were not included in the most recent annual review as the Funds’ initial Board-approved investment advisory agreements are effective until June 28, 2025 and December 13, 2025, respectively.
In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds, including, if applicable, the Fund’s corresponding mutual fund, and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales, redemption and trading data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution and trading of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the asset management industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and if a Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the applicable Agreements for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the applicable Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds, which include advisory and non-advisory services directed to the needs and operations of each of the Funds as an ETF. The Trustees also considered the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees noted that although certain Funds are relatively new, the Advisers had extensive experience managing other types of funds and had made significant investments in the resources necessary for the management of ETFs, such as resources dedicated to the Funds’ creation and redemption processes. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds. The Trustees considered that certain of the Funds use a semi-transparent structure, and the Trustees considered the unique services required to operate such a structure, including the additional systems, processes and portfolio management oversight structures needed to ensure proper creation and disclosure of the proxy portfolio for such Funds.
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The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, implementation of tailored shareholder reports and amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of each of the Funds except for the Natixis Loomis Sayles Focused Growth ETF and Natixis Gateway Quality Income ETF (the “Existing Funds”) over various time periods, including information that compared the performance of such Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis. The Trustees noted that the Natixis Loomis Sayles Focused Growth ETF and Natixis Gateway Quality Income ETF did not yet have one year of performance.
The Board noted that, through December 31, 2023, each Existing Fund’s one-, three- and five-year net asset value performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Natixis Loomis Sayles Short Duration Income ETF	67%	40%	38%
Natixis Vaughan Nelson Mid Cap ETF	50%	50%	N/A
Natixis Vaughan Nelson Select ETF	50%	1%	N/A
In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (though not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Fund’s Agreement. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s longer-term (three- and five-year) performance was stronger relative to its category; and (3) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2023. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services provided and the profits realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided by an independent third party) of the Funds’ advisory fees and total expense levels to those of its category groups. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of the Funds, including the additional responsibilities of the Advisers in overseeing an ETF, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees also considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place
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and they considered the amounts waived or reimbursed by the Advisers for the Funds under their expense limitation agreements. The Trustees also noted that Natixis Loomis Sayles Short Duration Income ETF had a total advisory fee rate that was equal to the median of its peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees noted that each of Natixis Vaughan Nelson Mid Cap ETF and Natixis Vaughan Nelson Select ETF had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered factors that management believed justified the relatively higher advisory fee rates, including (1) that peer grouping for the Natixis Vaughan Nelson Mid Cap ETF and the Natixis Vaughan Nelson Select ETF was challenging given the lack of competitive products offered under the unique semi-transparent structure, and management believes it is more appropriate to use the peer groupings for the corresponding mutual fund versions of the Funds’ respective strategies; (2) that the advisory fee rate for the corresponding mutual fund version of the Natixis Vaughan Nelson Mid Cap ETF, which is the same as the advisory fee rate for the Natixis Vaughan Nelson Mid Cap ETF, was 1 basis point higher than its peer group, which management believes is competitive; and (3) that the advisory fee rate for the corresponding mutual fund version of the Natixis Vaughan Nelson Select ETF, which is the same as the advisory fee rate for the Natixis Vaughan Nelson Select ETF, was 5 basis points higher than its peer group, which management believes is competitive. Management also noted that, during the year, the Natixis Vaughan Nelson Mid Cap ETF and Natixis Vaughan Nelson Select ETF each operated as a semi-transparent ETF; however, effective February 1, 2024, the fund structure of each such Fund changed from semi-transparent to fully transparent.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to the Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that Natixis Vaughan Nelson Mid Cap ETF has breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business. They also considered that because of their relatively small size, the Funds did not benefit from significant economies of scale.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
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• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, as may be applicable, the ability to offer ETFs in the Natixis family of funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2025.
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Contact us
ALPS Distributors, Inc. is the distributor for the Natixis Gateway Quality Income ETF, Natixis Loomis Sayles Focused Growth ETF, Natixis Loomis Sayles Short Duration Income ETF, Natixis Vaughan Nelson Mid Cap ETF and Natixis Vaughan Nelson Select ETF. Natixis Distribution, LLC is a marketing agent. ALPS Distributors, Inc. is not affiliated with Natixis Distribution, LLC.
˃To learn more about Natixis ETFs:
Visit:im.natixis.com Call800-225-5478.
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/30/2025
5884221.2.1
USIMV58SA-0624
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.
(a)	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a)	(3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2024

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 21, 2024